Revenue recognition - Summary of Aeromexico Rewards Frequent Flyer Program (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Aeromexico Rewards Frequent Flyer Program [Line Items]
Current	$ 288,680	$ 287,972	$ 247,226
Non-current	344,078	300,395	268,247
Frequent flyer program
Disclosure of Aeromexico Rewards Frequent Flyer Program [Line Items]
Balance, beginning of year	588,366	515,668	446,080
AR Points issued	334,532	341,392	294,303
Revenue recognized for AR Points redeemed and breakage	(290,140)	(268,694)	(224,715)
Balance, end of year	632,758	588,366	515,668
Current	288,680	287,971	247,226
Non-current	344,078	300,395	268,442
Frequent flyer program	$ 632,758	$ 588,366	$ 515,668